Income Taxes - Reconciliation of Unrecognized Tax Benefits Including Interest and Penalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 18	$ 19	$ 30
Additions for current year tax positions		3	2
Additions for prior year tax positions	1	3	1
Subtractions for prior year tax positions	(7)	(7)	(14)
Ending Balance	$ 12	$ 18	$ 19